Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal			$ 31,847
State	$ 4,901		6,979
Current Income Tax Expense (Benefit), Total	4,901		38,826
Deferred	(4,439)	$ (10,493)	(8,485)
Provision (benefit) for income taxes	$ 462	$ (10,493)	$ 30,341